Schedule of Investments - March 31, 2020
Hotchkis & Wiley Diversified Value Fund (Unaudited)
	Shares
COMMON STOCKS - 98.96%	Held	Value
COMMUNICATION SERVICES - 10.08%
Interactive Media & Services - 2.16%
Alphabet, Inc. (a)	1,150	$1,336,242

Media - 6.01%
Comcast Corp.	30,400	1,045,152
Discovery, Inc. (a)	46,900	822,626
The Interpublic Group of Companies, Inc.	22,000	356,180
News Corp.	95,000	852,625
Omnicom Group, Inc.	6,300	345,870
ViacomCBS, Inc.	21,500	301,215
		3,723,668
Wireless Telecommunication Services - 1.91%
Vodafone Group PLC - ADR	86,063	1,185,088
TOTAL COMMUNICATION SERVICES		6,244,998

CONSUMER DISCRETIONARY - 5.62%
Auto Components - 2.32%
Adient PLC (a)	12,074	109,511
The Goodyear Tire & Rubber Company	43,700	254,334
Magna International, Inc.	33,700	1,075,704
		1,439,549
Automobiles - 3.30%
General Motors Company	77,600	1,612,528
Harley-Davidson, Inc.	22,800	431,604
		2,044,132
TOTAL CONSUMER DISCRETIONARY		3,483,681

CONSUMER STAPLES - 2.58%
Food Products - 0.89%
Mondelez International, Inc.	11,000	550,880

Personal Products - 1.69%
Unilever PLC - ADR	20,700	1,046,799
TOTAL CONSUMER STAPLES		1,597,679

ENERGY - 7.96%
Energy Equipment & Services - 2.42%
Halliburton Company	52,000	356,200
National Oilwell Varco, Inc.	86,200	847,346
Schlumberger Ltd.	21,900	295,431
		1,498,977
Oil, Gas & Consumable Fuels - 5.54%
Apache Corp.	58,100	242,858
Hess Corp.	30,800	1,025,640
Kosmos Energy Ltd. (a)	65,200	58,393
Marathon Oil Corp.	96,300	316,827
Marathon Petroleum Corp.	18,522	437,490
Murphy Oil Corp. (l)	32,300	197,999
Royal Dutch Shell PLC - ADR (l)	32,962	1,150,044
		3,429,251
TOTAL ENERGY		4,928,228

FINANCIALS - 26.86%
Banks - 11.93%
Bank of America Corp.	56,722	1,204,208
CIT Group, Inc.	10,000	172,600
Citigroup, Inc.	41,274	1,738,461
Citizens Financial Group, Inc.	52,200	981,882
Fifth Third Bancorp	17,000	252,450
Wells Fargo & Company	105,834	3,037,436
		7,387,037
Capital Markets - 5.54%
The Bank of New York Mellon Corp.	19,900	670,232
The Goldman Sachs Group, Inc.	11,300	1,746,867
Morgan Stanley	19,900	676,600
State Street Corp.	6,300	335,601
		3,429,300
Consumer Finance - 2.29%
Capital One Financial Corp.	14,300	721,006
Discover Financial Services	19,600	699,132
		1,420,138
Diversified Financial Services - 1.15%
Equitable Holdings, Inc.	49,400	713,830

Insurance - 5.95%
American International Group, Inc.	103,400	2,507,450
The Hartford Financial Services Group, Inc.	3,900	137,436
The Travelers Companies, Inc.	10,500	1,043,175
		3,688,061
TOTAL FINANCIALS		16,638,366

HEALTH CARE - 12.40%
Biotechnology - 1.07%
Biogen, Inc. (a)	2,100	664,398

Health Care Equipment & Supplies - 3.55%
Medtronic PLC	16,082	1,450,275
Zimmer Biomet Holdings, Inc.	7,400	747,992
		2,198,267
Health Care Providers & Services - 4.91%
Anthem, Inc.	6,400	1,453,056
Centene Corp. (a)	8,300	493,103
UnitedHealth Group, Inc.	4,400	1,097,272
		3,043,431
Pharmaceuticals - 2.87%
GlaxoSmithKline PLC - ADR	30,800	1,167,012
Sanofi - ADR	13,900	607,708
		1,774,720
TOTAL HEALTH CARE		7,680,816

INDUSTRIALS - 12.71%
Aerospace & Defense - 0.89%
The Boeing Company (a)	2,900	432,506
Embraer SA - ADR (a)	16,400	121,360
		553,866
Air Freight & Logistics - 1.53%
FedEx Corp.	7,800	945,828

Construction & Engineering - 0.26%
Fluor Corp.	23,000	158,930

Industrial Conglomerates - 5.20%
General Electric Company	405,500	3,219,670

Machinery - 4.83%
CNH Industrial NV	152,600	856,086
Cummins, Inc.	13,000	1,759,160
PACCAR, Inc.	6,200	379,006
		2,994,252
TOTAL INDUSTRIALS		7,872,546

INFORMATION TECHNOLOGY - 15.96%
Communications Equipment - 1.42%
Telefonaktiebolaget LM Ericsson - ADR	108,800	880,192

Electronic Equipment, Instruments & Components - 3.49%
Corning, Inc.	66,400	1,363,856
TE Connectivity Ltd.	12,700	799,846
		2,163,702
Semiconductors & Semiconductor Equipment - 0.68%
Texas Instruments, Inc.	4,200	419,706

Software - 8.24%
Microsoft Corp.	16,000	2,523,360
Oracle Corp.	49,400	2,387,502
Teradata Corp. (a)	9,500	194,655
		5,105,517
Technology Hardware, Storage & Peripherals - 2.13%
Hewlett Packard Enterprise Company	135,700	1,317,647
TOTAL INFORMATION TECHNOLOGY		9,886,764

MATERIALS - 1.27%
Containers & Packaging - 1.27%
International Paper Company	25,300	787,589
TOTAL MATERIALS		787,589

UTILITIES - 3.52%
Electric Utilities - 3.52%
PPL Corp.	58,700	1,448,716
The Southern Company	13,500	730,890
TOTAL UTILITIES		2,179,606

Total common stocks (Cost $96,898,983)		61,300,273
Total long-term investments (Cost $96,898,983)		61,300,273

COLLATERAL FOR SECURITIES ON LOAN - 1.59%
Money Market Funds - 1.59%
Invesco Government & Agency Portfolio - Institutional Class, 0.43%^	987,867	987,867
Total collateral for securities on loan (Cost $987,867)		987,867

	Principal
SHORT-TERM INVESTMENTS - 1.25%	Amount
Time Deposits - 1.25%
ING Group, 0.15%, 04/01/2020*	$772,747	772,747
Total short-term investments (Cost $772,747)		772,747

Total investments - 101.80% (Cost $98,659,597)		63,060,887

Liabilities in excess of other assets - (1.80)%		(1,114,471)

Net assets - 100.00%		$61,946,416

(a)	- Non-income producing security.
(l)
- All or a portion of this security is on a loan. The total market value of securities on loan was $964,293. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

ADR	- American Depository Receipt.
^	- Rate shown is the 7-day yield as of March 31, 2020.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2020:

Level 1 --- Quoted prices in an active market:
Common Stocks	$61,300,273
Money Market Funds	987,867
Time Deposits	772,747
Level 2 --- Other significant observable market inputs	-
Level 3 --- Significant unobservable inputs	-

Total Investments	$63,060,887

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.